CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statement of Earnings and Comprehensive Income (Details) - CAD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	$ 46,378	$ 44,378	$ 34,560
Operating expenses
Operating and administrative									6,792	6,442	4,358
Depreciation and amortization									3,246	3,163	2,240
Impairment of long-lived assets (Note 8 and Note 11)									1,104	4,463	1,376
Impairment of goodwill (Note 8 and Note 16)									1,019	102	0
Total operating expenses									41,562	42,807	31,979
Operating income	1,513	854	1,571	878	(2,961)	1,490	1,684	1,358	4,816	1,571	2,581
Income from equity investments (Note 13)									1,509	1,102	428
Equity earnings/(loss) from consolidated subsidiaries									0	0	0
Other
Net foreign currency gain/(loss)									(522)	237	91
Gain/(loss) on dispositions									(46)	16	848
Other, including other income/(expense) from affiliates									516	199	93
Interest expense									(2,703)	(2,556)	(1,590)
Earnings before income taxes									3,570	569	2,451
Income tax recovery/(expense)									(237)	2,697	(142)
Earnings/(loss)									3,333	3,266	2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									(451)	(407)	(240)
Earnings attributable to controlling interests	1,184	4	1,160	534	291	847	1,000	721	2,882	2,859	2,069
Preference share dividends									(367)	(330)	(293)
Earnings attributable to common shareholders	$ 1,089	$ (90)	$ 1,071	$ 445	$ 207	$ 765	$ 919	$ 638	2,515	2,529	1,776
Total other comprehensive income/(loss)									4,138	(2,278)	(585)
Comprehensive income									7,471	988	1,724
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									(801)	(160)	(229)
Comprehensive income attributable to controlling interests									6,670	828	1,495
Consolidation, Eliminations
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Operating and administrative									(78)	0	0
Depreciation and amortization									0	0	0
Impairment of long-lived assets (Note 8 and Note 11)									0	0	0
Impairment of goodwill (Note 8 and Note 16)									0	0
Total operating expenses									(78)	0	0
Operating income									78	0	0
Income from equity investments (Note 13)									(295)	(468)	(718)
Equity earnings/(loss) from consolidated subsidiaries									(825)	(4,689)	(1,416)
Other
Net foreign currency gain/(loss)									219	(241)	(93)
Gain/(loss) on dispositions									0	0	0
Other, including other income/(expense) from affiliates									(908)	(896)	(895)
Interest expense									925	925	920
Earnings before income taxes									(806)	(5,369)	(2,202)
Income tax recovery/(expense)									4,148	43	0
Earnings/(loss)									3,342	(5,326)	(2,202)
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									(451)	(407)	(240)
Earnings attributable to controlling interests									2,891	(5,733)	(2,442)
Preference share dividends									0	0	0
Earnings attributable to common shareholders									2,891	(5,733)	(2,442)
Total other comprehensive income/(loss)									(225)	(51)	(251)
Comprehensive income									3,117	(5,377)	(2,453)
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									(801)	(160)	(229)
Comprehensive income attributable to controlling interests									2,316	(5,537)	(2,682)
Parent Issuer and Guarantor | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Operating and administrative									180	169	126
Depreciation and amortization									59	56	50
Impairment of long-lived assets (Note 8 and Note 11)									0	0	0
Impairment of goodwill (Note 8 and Note 16)									0	0
Total operating expenses									239	225	176
Operating income									(239)	(225)	(176)
Income from equity investments (Note 13)									302	471	723
Equity earnings/(loss) from consolidated subsidiaries									3,119	2,130	1,055
Other
Net foreign currency gain/(loss)									(829)	500	187
Gain/(loss) on dispositions									360	(11)	0
Other, including other income/(expense) from affiliates									945	871	791
Interest expense									(1,080)	(816)	(606)
Earnings before income taxes									2,578	2,920	1,974
Income tax recovery/(expense)									304	(61)	95
Earnings/(loss)									2,882	2,859	2,069
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Earnings attributable to controlling interests									2,882	2,859	2,069
Preference share dividends									(367)	(330)	(293)
Earnings attributable to common shareholders									2,515	2,529	1,776
Total other comprehensive income/(loss)									3,788	(2,031)	(574)
Comprehensive income									6,670	828	1,495
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Comprehensive income attributable to controlling interests									6,670	828	1,495
Subsidiary Non-Guarantors | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									46,378	44,378	34,560
Operating expenses
Operating and administrative									6,622	6,111	4,162
Depreciation and amortization									3,187	3,107	2,190
Impairment of long-lived assets (Note 8 and Note 11)									1,104	4,463	1,376
Impairment of goodwill (Note 8 and Note 16)									1,019	102
Total operating expenses									41,333	42,420	31,733
Operating income									5,045	1,958	2,827
Income from equity investments (Note 13)									1,360	981	423
Equity earnings/(loss) from consolidated subsidiaries									(1,581)	881	(81)
Other
Net foreign currency gain/(loss)									80	(22)	(3)
Gain/(loss) on dispositions									(406)	27	848
Other, including other income/(expense) from affiliates									254	74	90
Interest expense									(1,689)	(1,753)	(1,344)
Earnings before income taxes									3,063	2,146	2,760
Income tax recovery/(expense)									(4,373)	2,706	(237)
Earnings/(loss)									(1,310)	4,852	2,523
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Earnings attributable to controlling interests									(1,310)	4,852	2,523
Preference share dividends									0	0	0
Earnings attributable to common shareholders									(1,310)	4,852	2,523
Total other comprehensive income/(loss)									556	(412)	186
Comprehensive income									(754)	4,440	2,709
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Comprehensive income attributable to controlling interests									(754)	4,440	2,709
Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0
Operating expenses
Operating and administrative									14	146
Depreciation and amortization									0	0
Impairment of long-lived assets (Note 8 and Note 11)									0	0
Impairment of goodwill (Note 8 and Note 16)									0	0
Total operating expenses									14	146
Operating income									(14)	(146)
Income from equity investments (Note 13)									142	118
Equity earnings/(loss) from consolidated subsidiaries									(1,634)	752
Other
Net foreign currency gain/(loss)									8	0
Gain/(loss) on dispositions									0	0
Other, including other income/(expense) from affiliates									72	11
Interest expense									(302)	(221)
Earnings before income taxes									(1,728)	514
Income tax recovery/(expense)									(319)	0
Earnings/(loss)									(2,047)	514
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									0	0
Earnings attributable to controlling interests									(2,047)	514
Preference share dividends									0	0
Earnings attributable to common shareholders									(2,047)	514
Total other comprehensive income/(loss)									(9)	12
Comprehensive income									(2,056)	526
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									0	0
Comprehensive income attributable to controlling interests									(2,056)	526
Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Operating and administrative									54	16	70
Depreciation and amortization									0	0	0
Impairment of long-lived assets (Note 8 and Note 11)									0	0	0
Impairment of goodwill (Note 8 and Note 16)									0	0
Total operating expenses									54	16	70
Operating income									(54)	(16)	(70)
Income from equity investments (Note 13)									0	0	0
Equity earnings/(loss) from consolidated subsidiaries									921	926	442
Other
Net foreign currency gain/(loss)									0	0	0
Gain/(loss) on dispositions									0	0	0
Other, including other income/(expense) from affiliates									153	139	107
Interest expense									(557)	(691)	(560)
Earnings before income taxes									463	358	(81)
Income tax recovery/(expense)									3	9	0
Earnings/(loss)									466	367	(81)
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Earnings attributable to controlling interests									466	367	(81)
Preference share dividends									0	0	0
Earnings attributable to common shareholders									466	367	(81)
Total other comprehensive income/(loss)									28	204	54
Comprehensive income									494	571	(27)
Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interests									0	0	0
Comprehensive income attributable to controlling interests									494	571	(27)
Commodity
Operating revenues
Total operating revenues (Note 4)									27,660	26,286	22,816
Operating expenses
Cost of goods and services sold									26,818	26,065	22,409
Commodity | Consolidation, Eliminations
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Commodity | Parent Issuer and Guarantor | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Commodity | Subsidiary Non-Guarantors | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									27,660	26,286	22,816
Operating expenses
Cost of goods and services sold									26,818	26,065	22,409
Commodity | Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0
Operating expenses
Cost of goods and services sold									0	0
Commodity | Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Gas distribution sales
Operating revenues
Total operating revenues (Note 4)									4,360	4,215	2,486
Operating expenses
Cost of goods and services sold									2,583	2,572	1,596
Gas distribution sales | Consolidation, Eliminations
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Gas distribution sales | Parent Issuer and Guarantor | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Gas distribution sales | Subsidiary Non-Guarantors | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									4,360	4,215	2,486
Operating expenses
Cost of goods and services sold									2,583	2,572	1,596
Gas distribution sales | Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0
Operating expenses
Cost of goods and services sold									0	0
Gas distribution sales | Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Operating expenses
Cost of goods and services sold									0	0	0
Transportation and other services revenues
Operating revenues
Total operating revenues (Note 4)									14,358	13,877	9,258
Transportation and other services revenues | Consolidation, Eliminations
Operating revenues
Total operating revenues (Note 4)									0	0	0
Transportation and other services revenues | Parent Issuer and Guarantor | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0	0
Transportation and other services revenues | Subsidiary Non-Guarantors | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									14,358	13,877	9,258
Transportation and other services revenues | Spectra Energy Partners L P | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									0	0
Transportation and other services revenues | Enbridge Energy Partners, L.P. | Subsidiary Issuer and Guarantor - SEP and EEP | Reportable Legal Entities
Operating revenues
Total operating revenues (Note 4)									$ 0	$ 0	$ 0